Investment in associate - Schedule of Condensed Statements of Financial Position (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	$ 7,840,207	$ 8,980,159	$ 5,998,574
Total	39,550,502	39,517,532	36,051,462
Total liabilities	17,778,352	17,440,763	13,646,893
Stockholders´ equity	21,772,150	22,076,769	22,404,569	$ 22,156,043
SCL Terminal Aerea De Santiago S. A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Current assets	47,681	142,672	344,243
Non – current assets			50,412
Total	47,681	142,672	394,655
Total liabilities	37,845	51,189	193,554
Stockholders´ equity	$ 9,836	$ 91,483	$ 201,101